Property, Plant and Equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Disclosure Of Property Plant And Equipment Text Block Abstract
Capitalized telematics devices		R 50.4
Unconverted motor dealership	R 13.3
Mortgaged	186.5
Carrying amount	186.5
Capitalized borrowing cost	R 4.6
Prime rate percentage	1.15%